Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Particulars of Other Long-Term Liabilities

Other long-term liabilities consist of:

	2014	2013
Long-term portion of income taxes payable	$144	$133
Long-term portion of fair value of hedges [note 21]	82	28
Asset retirement obligation	37	40
Long-term lease inducements	24	—
Deferred revenue	5	7

	$292	$208